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                 [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

                               February 27, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

                                         GE
                                     Investments
                                     Funds, Inc.
                                      File Nos.
                                      2-91369;
                                Re:   811-04041
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Commissioners:

   On behalf of GE Investments Funds, Inc. (the "Company"), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act"), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, is a conformed electronic format copy of post-effective amendment number 44 to the Company's Form N-1A registration statement referenced above (the "Amendment").

   The Amendment is marked to show changes from post-effective amendment number 43, and has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

   The Amendment is being filed in order to reflect anticipated changes with respect to the Total Return Fund (the "Fund"), an investment portfolio of the Company. On February 26, 2009, the Company filed definitive proxy materials with the Commission requesting voting instructions from contract owners on a number of proposals pertaining to the operation of the Total Return Fund (the "Fund"), an investment portfolio of Company. Specifically, these proposals requested voting instructions with respect to the approval of: (1) the implementation of a "manager of managers" investment approach whereby GE Asset Management Incorporated ("GEAM"), the investment adviser to the Fund, would be given increased flexibility to hire and replace sub-advisers; (2) the retention of Urdang Securities Management, Inc. to manage assets of the Fund allocated to real estate related investments; (3) the modernization of various investment policies of the Fund; (4) an amendment to the Investment Advisory and Administration Agreement between the Company, on behalf of the Fund, and GEAM; and (5) the adoption or amendment of distribution and service plans for three of the four classes of shares of the Fund. In anticipation that each of the foregoing proposals will be approved at a meeting of the shareholders of the Fund to be held on April 9, 2009, we have made changes to the prospectuses and Statement of Additional Information to reflect such operational changes.

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U.S. Securities and Exchange Commission

February 27, 2009

Page 2

   The Amendment also reflects certain other editorial changes. Financial statements will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

   If you have any questions of comments, please call or e-mail the undersigned at the above number or address or call Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein

David S. Goldstein

Attachment

                                       Jeanne
                                      LaPorta,
                                        Esq.
                                      JoonWon
                                       Choe,
                                        Esq.
                                       Joseph
                                 cc:  Carucci
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